LORD ABBETT SERIES FUND, INC.

Growth Opportunities Portfolio

Supplement dated January 31, 2025 to the
Summary Prospectus, Prospectus and Statement of Additional Information, each dated
May 1, 2024, as supplemented

The following changes are effective March 1, 2025:

The following table replaces the table in the subsection under “Management—Portfolio Managers” on page 7 of the summary prospectus and statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
F. Thomas O’Halloran, Partner and Portfolio Manager	2022
Matthew R. DeCicco, Partner and Director of Equities	2022
Vernon T. Bice, Portfolio Manager	2022
Benjamin Ebel, Senior Managing Director and Portfolio Manager	2022

The following paragraph replaces the fourth paragraph under “Management and Organization of the Funds” beginning on page 22 of the statutory prospectus:

F. Thomas O’Halloran, Partner and Portfolio Manager, heads the Fund’s team. Mr. O’Halloran joined Lord Abbett in 2001. Additional members of the Fund’s team are Matthew R. DeCicco, Partner and Director of Equities, Vernon T. Bice, Portfolio Manager, and Benjamin Ebel, Senior Managing Director and Portfolio Manager. Messrs. DeCicco, Bice, and Ebel joined Lord Abbett in 1999, 2011, and 2005, respectively. Messrs. O’Halloran, DeCicco, Bice, and Ebel are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Growth Opportunities Portfolio” in the subsection titled “Portfolio Manager Information—Other Accounts Managed” on page 7-2 of the statement of additional information:

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Growth Opportunities Portfolio
F. Thomas O’Halloran	6	8,702.56	1	168.18	13	585.56
Matthew R. DeCicco	8	9,328.57	1	168.18	0	0
Vernon T. Bice	7	8,702.56	1	168.18	0	0
Benjamin Ebel	4	8,472.53	0	168.18	0	0

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectuses and/or SAIs.

Please retain this document for your future reference.